Note 14 - Warrants (Details) - Warrants Outstanding and Exercisable	Nov. 30, 2013	Jul. 31, 2013	Mar. 31, 2013	Nov. 30, 2012	Nov. 30, 2011	Jan. 31, 2011	Nov. 30, 2013 Agent Warrants [Member]	Nov. 30, 2012 Agent Warrants [Member]	Nov. 30, 2013 Series A Common Share Purchase Warrant [Member]	Nov. 30, 2012 Series A Common Share Purchase Warrant [Member]	Feb. 01, 2011 Series A Common Share Purchase Warrant [Member]	Nov. 30, 2013 March 2013 Warrants [Member]	Nov. 30, 2013 July 2013 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per Item)		2.55	2.10			3.125	3.125		2.50		2.50	2.10	2.55
Number Outstanding	6,360,300			7,286,000	8,979,275		96,000	96,000	3,670,000	3,720,000		1,724,300	870,000
Expiry							March 30, 2014		February 1, 2016			March 22, 2018	July 31, 2018
Shares Issuable Upon Exercise	2,579,575	375,000					96,000		1,835,000			431,075	217,500